Related Party	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY
9.	RELATED PARTY
As of September 30, 2020, the Company reported an accrual associated with the CEO’s prior year salary in the amount of $211,750.
9.	RELATED PARTY
As of June 30, 2020, the Company reported an accrual associated with the CEO's prior year salary in the amount of $211,750.